Note 4 - Collaboration Revenue - Schedule of Collaboration Revenue (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of Series A-2 Preferred Shares (Note 15)		$ 5,000	$ 0	$ 5,233
SEED Therapeutics Inc. [Member] | Research Collaboration and License Agreement with Eli Lilly [Member]
Collaboration arrangement	$ 10,000			9,455
Fair value of Series A-2 Preferred Shares (Note 15)				5,267
Fair value of the Forward (Note 16)				278
Total cash proceeds				$ 15,000